Summary of Reserve Balances for Variable Annuity Contracts With Guarantees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 401		$ 325
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	76		55
GMAB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	(3)	[1],[2]	19	[1],[2]
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	(174)	[1]	1,075	[1]
GMIB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 1		$ 2

[1]	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.